Organization and Summary of Significant Accounting Policies (Schedule of Depreciation Percentage of Intangible Assets) (Details)	12 Months Ended
Dec. 31, 2015
Licenses [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization rate of intangible assets	10.00%
Minimum [Member] | Customer Relations [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization rate of intangible assets	8.30%
Maximum [Member] | Customer Relations [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization rate of intangible assets	10.00%